Segment Results - Corporate Divisions - Asset Management (Detail) € in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2026 EUR (€) employee		Mar. 31, 2026 EUR (€)	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2026 EUR (€) employee		Jun. 30, 2025 EUR (€) employee
Net revenues:
Total net revenues		€ 9,168			€ 8,339	€ 16,985		€ 16,471
Provision for credit losses		460		€ 519	423	979		894
Noninterest expenses:
Compensation and benefits		3,108			2,894	6,037		5,935
General and administrative expenses		2,233			2,065	4,415		4,245
Impairment of goodwill and other intangible assets		0			0	0		0
Restructuring activities		(1)			0	0		(5)
Total noninterest expenses		5,340			4,959	10,451		10,175
Noncontrolling interests		0			0	0		0
Profit (loss) before tax		3,368			2,957	5,555		5,402
Asset Management
Net revenues:
Management fees		709			630	1,382		1,268
Performance and transaction fees		11			58	120		95
Other		36			37	56		92
Total net revenues		756			725	1,558		1,455
Provision for credit losses		0			0	0		0
Noninterest expenses:
Compensation and benefits		243			226	486		476
General and administrative expenses		226			212	428		428
Impairment of goodwill and other intangible assets		0			0	0		0
Restructuring activities		0			0	0		0
Total noninterest expenses		469			438	914		905
Noncontrolling interests		63			62	140		121
Profit (loss) before tax		€ 224			€ 225	€ 504		€ 429
Total employees (full-time equivalent) | employee	[1]	5,411			5,229	5,411		5,229
Risk-weighted assets (RWA)	[1]	€ 17,000			€ 13,000	€ 17,000		€ 13,000
of which, operational risk RWA	[1]	5,000			5,000	5,000		5,000
Assets under Management	[1],[2]	1,190,000			1,010,000	1,190,000		1,010,000
Net flows (in € bn)		€ 25,000			€ 8,000	€ 36,000		€ 28,000
Cost/ income ratio	[3]	62.00%			60.40%	58.70%		62.20%
Post tax return on average shareholders equity	[4]	14.20%			11.60%	16.10%		10.80%
Post tax return on average tangible shareholders equity	[4]	38.80%	[5]		26.00%	44.40%	[5]	24.20%

[1]	As of quarter-end
[2]	Assets under Management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represents both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services

[3]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[4]	Based on profit (loss) attributable to Deutsche Bank shareholders after AT1 coupon; for further information, please refer to “Supplementary information: Non-GAAP financial measures” of this report
[5]	Starting from the fourth quarter 2025 the equity allocation framework for Asset Management has been updated. For more information, please refer to section “Note 04 -
Business segments and related information” of the Annual Report 2025